Related Party Transactions (Details) - USD ($)	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2025
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%
Incurred research and development expenses	$ 640,494	$ 461,438	$ 12,746
Owed to the company	$ 317,783			$ 286,488
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%
Incurred research and development expenses	$ 32,968